7. STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 7 - STOCK-BASED COMPENSATION

7.  STOCK-BASED COMPENSATION

On November 22, 2011, the Board of Directors approved a stock option plan (“2011 Stock Option Plan”), the purpose of which is to enhance the Company’s stockholder value and financial performance by attracting, retaining and motivating the Company’s officers, directors, key employees, consultants and its affiliates and to encourage stock ownership by such individuals by providing them with a means to acquire a proprietary interest in the Company’s success through stock ownership. Under the 2011 Stock Option Plan, officers, directors, employees and consultants who provide services to the Company may be granted options to acquire common shares of the Company.   The aggregate number of options authorized by the plan shall not exceed 9,947,400 common shares of the Company.

During the year ended December 31, 2011, the Company granted 3,450,000 and 500,000 stock options at an exercise price of $0.84 per share for 10 years and 3 years respectively. During the year ended December 31, 2012, the Company granted 1,000,000 stock options at an exercise price of $0.20 for 10 years. During the year ended December 31, 2012, the Company recorded stock-based compensation of $2,133,251 related to the vesting period for these stock options.

No options were granted during the three months ended March 31, 2013. During the three months ended March 31, 2013 the Company recorded stock based compensation $124,931 related to the vesting period for these options.

The following table summarizes the options outstanding as at March 31, 2013:

	Option Price
Expiry Date	Per Share	Number
December 21, 2021	0.84	3,450,000
December 21, 2014	0.84	500,000
June 21, 2022	0.20	1,000,000
	0.71	4,950,000

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		$		$

Outstanding, December 31, 2010	-	-	-	-

Options granted	3,950,000	0.84	-	-
Outstanding, December 31, 2011	3,950,000	0.84	8.08	869,000

Options granted	1,000,000	0.20	9.48	-
Outstanding, December 31, 2012	4,950,000	0.71	8.37	10,000
Outstanding, March 31, 2013	4,950,000	0.71	8.12	-
Exercisable, March 31, 2013	3,462,500	0.75	7.94	-

As at March 31, 2013, there was $133,759 of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted average period of 0.41 years.

On November 22, 2011, the Board of Directors approved a stock option plan (“2011 Stock Option Plan”), the purpose of which is to enhance the Company’s stockholder value and financial performance by attracting, retaining and motivating the Company’s officers, directors, key employees, consultants and its affiliates and to encourage stock ownership by such individuals by providing them with a means to acquire a proprietary interest in the Company’s success through stock ownership. Under the 2011 Stock Option Plan, officers, directors, employees and consultants who provide services to the Company may be granted options to acquire common shares of the Company.   The aggregate number of options authorized by the plan shall not exceed 9,947,400 common shares of the Company.

During the year ended December 31, 2011, the Company granted 3,450,000 and 500,000 stock options at an exercise price of $0.84 per share for 10 years and 3 years respectively. During the year ended December 31, 2012, the Company granted 1,000,000 stock options at an exercise price of $0.20 for 10 years. During the year ended December 31, 2012, the Company recorded stock-based compensation of $2,133,251 related to the vesting period for these stock options.

The weighted average grant date fair value of stock options granted during the year ended December 31, 2012 was $0.28

The weighted average assumptions used for each of the years ended December 31, are as follows:

	2012	2011
Expected dividend yield	0%	0%
Risk-free interest rate	1.63%	1.64%
Expected volatility	113%	115%
Expected option life (in years)	8.41	8.41

The following table summarizes the options outstanding as at December 31, 2012:

	Option Price
Expiry Date	Per Share	Number
December 21, 2021	0.84	3,450,000
December 21, 2014	0.84	500,000
June 21, 2022	0.20	1,000,000
	0.71	4,950,000

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
			$	$

Outstanding, December 31, 2010	-	-	-	-

Options granted	3,950,000	0.84	-
Outstanding, December 31, 2011	3,950,000	0.84	8.08	869,000

Options granted	1,000,000	0.20	9.48
Outstanding, December 31, 2012	4,950,000	0.71	8.37	10,000
Exercisable, December 31, 2012	3,212,500	0.79	8.19	-

As at December 31, 2012, there was $274,557 of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted average period of 0.65 years.